Income Tax - Current and deferred portion of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 CNY (¥) company	Dec. 31, 2021 USD ($) company	Dec. 31, 2021 HKD ($) company	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018
Income tax
Number of Companies' subsidiaries | company	10	10	10
Taxable profit threshold	¥ 6,589,377	$ 1,034,017		¥ 5,837,106	¥ 6,621,168
Current and deferred portion of income tax expenses
Current tax expenses	1,197,542			961,802	1,118,822
Deferred tax assets	(192,091)	(30,144)		(271,969)	(40,527)
Total	¥ 1,005,451	$ 157,777		¥ 689,833	¥ 1,078,295
Catalog of Encouraged Industries in Western Region
Income tax
Preferential tax rate (as a percent)				15.00%	15.00%	15.00%
Preferential tax rate				15.00%	15.00%	15.00%
Shenzhen Dayu International Logistics Co., Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%
HNTEs
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%
WFOE - Key Software Enterprise
Income tax
Preferential tax rate (as a percent)				10.00%	10.00%
Preferential tax rates decreased income taxes				¥ 200,683
Preferential tax rate				10.00%	10.00%
WFOE - Key Software Enterprise | Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%
Preferential tax rate	15.00%	15.00%	15.00%
Hong Kong
Income tax
Statutory tax rate in the foreign	16.50%	16.50%	16.50%
Taxable profit threshold | $			$ 2
Hong Kong | Maximum
Income tax
Statutory tax rate in the foreign	8.25%	8.25%	8.25%
PRC
Income tax
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%	25.00%